Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commissions, related party	$ 359,868	$ 324,178	$ 253,503
Vessel operating expenses, related party	148,329	115,026	102,131
General and administrative expenses, related party	$ 1,250,000	$ 731,456	$ 693,524